34. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
Disclosure of assets and liabilities classified as held for sale [abstract]
ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS

34. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS

Assets and liabilities classified as held for sale, and the results of discontinued operations, were as follows:

	2019	2018
	Investments	Investments	Telecom assets	Total
Assets	1,258	19,446	–	19,446
Liabilities	–	(16,272)	–	(16,272)
Net Asset	1,258	3,174	–	3,174
Attributed to equity holders of the parent	1,258	1,818	–	1,818
Attributed to non-controlling interests	–	1,356	–	1,356
Net income from discontinued operations	224	73	290	363
Attributed to equity holders of the parent	224	32	290	322
Attributed to non-controlling interests	–	41	–	41
Net income from continuing operations	73	–	–	–
Attributed to equity holders of the parent	73	–	–	–
Attributed to non-controlling interests	–	–	–	–

On November 27, 2018, the Board of Directors of the Company decided, in the context of Cemig’s disinvestment program, to maintain as a priority for 2019 the firm commitment to sale of its shares in Light S.A., on conditions that are compatible with the market and also in accordance with the interests of shareholders.

Additionally, the Company has assessed that its investment in Light meets the criteria of IFRS 5 – Non-current assets held for sale and discontinued operations; and that its sale in the near future is considered to be highly probable. The Company has also evaluated the effects on the investments held in the companies LightGer, Axxiom, Guanhães and UHE Itaocara, which are jointly controlled by the Company and by Light.

Disposal of interest in and control of Light

On July 17, 2019, together with the public offering of shares by Light, the Company sold 33,333,333 shares that it held in that investee, at the price per share of R$ 18.75, in the total amount of R$625.

Additionally, with completion of the public offering of shares by Light, the Company’s equity interest in the total capital of this investee was reduced from 49.99% to 22.58%. This limited its right of voting in meetings of shareholders, and consequently its ability to direct material activities of the investee.

Thus, as from that date, with the changes of the equity interest in Light, the Company ceased to control the investee. In these circumstances, the Company wrote down the values of assets and liabilities of its former subsidiary, and recognized, at fair value, its remaining equity interest as an investment in an affiliate or jointly-controlled entity, in accordance with IFRS 10– Consolidated financial statements.

Since the Company maintains its firm commitment to dispose of the remaining equity interest in Light in the near future, the investment in Light continues to be classified as Assets held for sale, in accordance with IFRS 5 – Non-current assets held for sale, and discontinued operations, at the lower of its carrying amount and its fair value less cost to sale. The difference between the book value of the remaining equity interest and its fair value was recognized in the net income for the period from continuing operations.

The Company also wrote down the assets and liabilities of the former subsidiaries Itaocara, Guanhães, LightGer and Axxiom, and recognized its remaining equity interest in these investees at fair value as investments in jointly-controlled entities, accounted for by the equity method. These investments, which are jointly controlled with Light, were not classified as held for sale and discontinued operations, since the Company does not have the intention of selling them. For more information, see Note 18.

The accounting effects arising from the sale of equity interest and control of Light are shown in this table:

	Profit/loss on disposal of equity interest	Remeasurement of remaining equity interest
2019	Light	Light	Lightger	Guanhães	Axxion	Itaocara	Total
Prior equity interest – Assets held for sale	(515)	(1,060)	(126)	(141)	(4)	(4)	(1,850)
Proceeds from disposal of equity interest	625	–	–	–	–	–	625
Remeasurement at fair value of remaining equity interest		1,258	128	131	4	4	1,525
Others	–	–	–	4	5	–	9
Effects on the income statement, before taxes	110	198	2	(6)	5	–	309
Income tax and social contribution tax	(38)	(47)	–	–	–	–	(85)
Net income from discontinued operations	72	151	2	(6)	5	–	224

Of the total gain resulting from the disposal of control of Light, totaling R$ R$224, the amount of R$72 refers to the capital gain, net of tax, resulting from the sale of 33,333,333 shares, considering as a cost of these shares the proportion of the equity interest sold in relation to the total amount of the asset held for sale on the date of the disposal.  The remeasurement at fair value of the remaining equity interest in Light considered its shares’ sales price on the date of the loss of control (Level 1 in the fair value hierarchy), less the estimated costs to sale of R$29.

This table gives information on the assets and liabilities of Light, which Company’s interest is classified as asset held for sale on December 31, 2019:

	2019		2019
ASSETS		LIABILITIES
Cash and cash equivalents	1,678	Suppliers	2,546
Receivables from customers and traders	2,537	Loans and financings	1,387
Recoverable taxes	216	Taxes	172
Financial assets of sector	549	Other current liabilities	1,071
Other current assets	374	Total, current liabilities	5,176
Total, current assets	5,354
Receivables from customers and traders	1,113	Loans and financings	7,379
Recoverable taxes	6,257	Taxes	348
Concession financial assets	5,358	Deferred taxes	400
Property, plant and equipment	1,587	Other non-current liabilities	4,308
Intangible assets	2,837	Total, non-current liabilities	12,435
Investments	579
Other non-current assets	758	Share capital	4,051
Total, non-current assets	18,489	Capital reserves	3
		Profit reserves	1,958
		Equity valuation adjustments	220
		Shareholders’ Equity	6,232
Total Assets	23,843	Total, Liabilities	23,843

Maintenance of the interest in Light as an asset held for sale

In 2019, Management has not completed the process of disinvestment of the entire investment in Light due to external factors, beyond its control and to unfavorable market conditions.

Company’s management continues to have a firm commitment to dispose of the remaining equity interest in Light and estimates that conclusion of the process in 2020 is highly probable. Considering that it is an investment in an affiliate, it was classified as an asset held for sale, but no longer as a discontinued operation, in accordance with the provisions established in IFRS 5 – Non-current assets held for sale, and discontinued operations.

As the investment is no longer accounted for by the equity method as from the date when it is classified as held for sale, the dividends declared by the investee in December 2019, in the amount of R$73, were recognized in net income from continuing operations.